Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Initial Public Offering [Abstract]
Initial Public Offering

Note 3 — Initial Public Offering

On July 22, 2021, the Company consummated its IPO of 13,831,230 Units at a purchase price of $10.00 per Unit, generating gross proceeds of $138,312,300. This included 1,331,230 units due to a partial over-allotment exercised by the underwriters. The underwriters forfeited their remaining over-allotment option on July 28, 2021. Each Unit consists of (i) one share of Class A common stock and (ii) one right to receive one-eighth (1/8) of a share of Class A common stock upon the consummation of the initial Business Combination (the “rights” or “public rights”).

The Company paid an underwriting fee at the closing of the IPO of $2,766,246. An additional fee of $4,840,931 was deferred and will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.

Note 3 — Initial Public Offering

On July 22, 2021, the Company consummated its IPO of 13,831,230 Units at a purchase price of $10.00 per Unit, generating gross proceeds of $138,312,300. This included 1,331,230 units due to a partial over-allotment exercised by the underwriters. The underwriters forfeited their remaining over-allotment option on July 28, 2021. Each Unit consists of (i) one share of Class A common stock and (ii) one right to receive one-eighth (1/8) of a share of Class A common stock upon the consummation of the initial Business Combination (the “rights” or “public rights”).

The Company paid an underwriting fee at the closing of the IPO of $2,766,246. An additional fee of $4,840,931 was deferred and will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial Business Combination.